NET LOSS PER COMMON SHARE	9 Months Ended
Sep. 30, 2017
NET LOSS PER COMMON SHARE
NET LOSS PER COMMON SHARE

14.    NET LOSS PER COMMON SHARE

Basic and diluted net loss per share of common stock has been computed by dividing net loss by the weighted average number of shares outstanding during the period. Diluted net income per share of common stock is computed by dividing net income by the weighted average number of shares outstanding plus the dilutive effect, if any, of outstanding stock options, warrants and convertible securities. In a net loss period, options, warrants related to the Company’s May 2014 capital raise, which include an antidilution provisions, and convertible securities are anti-dilutive and therefore excluded from diluted loss per share calculations.

For the three-month and nine-month periods ended September 30, 2017 and 2016, the following potentially dilutive securities were not included in the computation of net loss per share because the effect would be anti-dilutive:

	September 30,
	2017	2016
Stock options	3,972,998	3,152,775
Unvested restricted stock units	295,000	—
Warrants	2,798,246	3,484,445
	7,066,244	6,637,220